FAIR VALUE MEASUREMENTS - Changes in fair value of warrant liabilities (Details) - USD ($)		3 Months Ended	7 Months Ended
	Oct. 26, 2020	Mar. 31, 2021	Dec. 31, 2020
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as January 1, 2021		$ 4,370,000
Change in valuation inputs or other assumptions	$ 3,545,833
Fair value as of March 31, 2021			$ 4,370,000
Fair Value, Recurring | Redeemable warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as January 1, 2021		4,525,250	0
Initial measurement on September 9, 2020			1,428,600
Change in valuation inputs or other assumptions		8,520,049	3,096,650
Fair value as of March 31, 2021		13,045,299	4,525,250
Fair Value, Recurring | Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as January 1, 2021		4,370,000	0
Initial measurement on September 9, 2020			1,380,000
Change in valuation inputs or other assumptions		8,164,999	2,990,000
Fair value as of March 31, 2021		12,534,999	4,370,000
Fair Value, Recurring | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as January 1, 2021		155,250	0
Initial measurement on September 9, 2020			48,600
Change in valuation inputs or other assumptions		355,050	106,650
Fair value as of March 31, 2021		$ 510,300	$ 155,250